Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended			14 Months Ended	17 Months Ended	18 Months Ended	21 Months Ended		24 Months Ended		26 Months Ended	29 Months Ended	30 Months Ended	33 Months Ended		36 Months Ended		38 Months Ended	41 Months Ended	42 Months Ended	45 Months Ended		48 Months Ended	50 Months Ended	54 Months Ended	57 Months Ended		60 Months Ended	62 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2022	Dec. 29, 2022	Jul. 28, 2022	Mar. 30, 2021	Jun. 29, 2020	Mar. 31, 2020	Oct. 30, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000101539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Growth Fund (Institutional Class/WCMIX)
Accumulated Value								$ 100,000								$ 100,666							$ 132,113							$ 122,469						$ 165,559					$ 219,892				$ 257,327		$ 182,955	$ 213,259	$ 228,077	$ 275,749
C000104483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Growth Fund (Investor Class/WCMRX)
Accumulated Value								10,000								10,047							13,150							12,154						16,411					21,732				25,365		17,995	20,926	22,320	26,908
C000127812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused Emerging Markets Fund (Investor Class/WFEMX)
Accumulated Value								10,000								9,917							13,976							12,201						16,768					22,830				22,374		15,470	16,128	17,710	23,224
C000127811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)
Accumulated Value								100,000								99,172							139,733							122,047						167,905					229,227				225,262		156,122	163,210	179,652	236,167
C000160892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM International Small Cap Growth Fund (Institutional Class/WCMSX)
Accumulated Value								100,000								99,702							141,922							129,407						186,341					289,448				337,482		195,334	238,808	249,133	294,326
C000215233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM SMID Quality Value Fund (Investor Class/WCMJX)
Accumulated Value							$ 10,000		$ 10,520								$ 10,440							$ 12,414							$ 10,686						$ 13,233					$ 14,898				$ 13,815
C000215234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM SMID Quality Value Fund (Institutional Class/WCMFX)
Accumulated Value							100,000		105,300								104,700							124,935							107,884						133,875					151,070				140,496
C000215235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Small Cap Growth Fund (Institutional Class/WCMLX)
Accumulated Value							100,000		104,500								145,410							153,092							117,477						136,136					141,988				153,386
C000215236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Small Cap Growth Fund (Investor Class/WCMNX)
Accumulated Value							10,000		10,450								14,511							15,229							11,654						13,477					14,018				15,114
C000218621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM China Quality Growth Fund (Investor Class/WCQGX)
Accumulated Value						$ 10,000							$ 16,411								$ 17,048							$ 12,480							$ 10,172					$ 9,861				$ 11,928
C000218622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM China Quality Growth Fund (Institutional Class/WCMCX)
Accumulated Value						100,000							164,407								171,190							125,613							102,672					99,869				121,028
C000220167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Equity Fund (Institutional Class/WCMVX)
Accumulated Value					$ 100,000						$ 131,900								$ 155,250							$ 114,553							$ 135,669					$ 152,530					$ 215,119
C000220168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Equity Fund (Investor Class/WLIVX)
Accumulated Value					10,000						13,180								15,474							11,389							13,448					15,080					21,224
C000225976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Opportunities Fund (Investor Class/WCFOX)
Accumulated Value				$ 10,000								$ 11,814								$ 7,629							$ 9,586							$ 10,002					$ 13,147
C000225977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused International Opportunities Fund (Institutional Class/WCMOX)
Accumulated Value				100,000								118,437								76,689							96,475							101,050					133,078
C000255791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Mid Cap Quality Value Fund (Class Y/WMVYX)
Accumulated Value			$ 10,000,000							$ 9,291,748								$ 12,040,000							$ 13,213,483							$ 12,269,566
C000237215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)
Accumulated Value			100,000							92,776								119,801							131,065							121,591
C000237216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)
Accumulated Value			10,000							9,270								11,932							13,025							12,052
C000238736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)
Accumulated Value	$ 9,910	$ 10,000													$ 12,754							$ 14,656							$ 20,393
C000238735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)
Accumulated Value	99,100	100,000													127,835							147,275							205,435
MSCI ACWI ex USA C000101539 Index [Member]
Account Value [Line Items]
Accumulated Value								100,000								104,496							132,907							114,042						138,576					153,338				165,334		138,875	160,561	169,449	224,324
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI ex USA Index
Accumulated Value				10,000	10,000			10,000			12,471	10,392				10,450			13,447	8,729			13,291			11,295	10,092			11,404			13,059	10,650		13,858		13,782	14,099		15,334		18,245		16,533		13,888	16,056	16,945	22,432
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Index
Accumulated Value			10,000				10,000		10,642	9,489							12,865	11,952						16,166	14,797						13,061	17,334					16,452					20,368				23,861
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index
Accumulated Value						10,000							14,804								12,893							9,849							8,713					10,141				13,076
MSCI China All Shares C000218622 Index [Member]
Account Value [Line Items]
Accumulated Value						$ 100,000							$ 148,038								$ 128,926							$ 98,490							$ 87,133					$ 101,410				$ 130,756
MSCI ACWI ex USA C000220167 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 100,000						$ 124,713								$ 134,470							$ 112,950							$ 130,588					$ 137,817					$ 182,448
Russell 3000 C000237215 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000							94,888								119,517							147,972							173,342
Russell 3000 C000255791 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000,000							9,488,766								11,951,748							14,797,195							17,334,240
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets ex China Index
Accumulated Value	9,979	10,000													11,978							12,404							16,698
MSCI Emerging Markets ex China C000238735 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 99,789	$ 100,000													$ 119,777							$ 124,042							$ 166,979
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index
Accumulated Value								10,000								11,119							15,264							13,041						15,443					18,270				17,805		14,228	15,626	16,799	22,438
MSCI Emerging Markets C000127811 Index [Member]
Account Value [Line Items]
Accumulated Value								100,000								111,188							152,643							130,405						154,429					182,697				178,055		142,281	156,264	167,991	224,378
Russell 3000 C000215235 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000		106,422								128,651							161,664							130,613						164,516					203,684				238,607
MSCI ACWI ex USA C000225977 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 100,000								$ 103,918								$ 87,288							$ 100,918							$ 106,504					$ 140,995
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2500 Value Index
Accumulated Value							10,000		10,482								10,993							14,047							12,209						14,160					15,715				17,716
Russell 2500 Value C000215234 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000		104,815								109,927							140,466							122,086						141,597					157,150				177,160
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000 Growth Index
Accumulated Value							10,000		10,769								14,498							14,909							10,979						13,028					15,002				16,954
Russell Midcap Value C000237215 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000							97,685								110,105							124,496							138,252
Russell Midcap Value C000255791 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000,000							9,768,542								11,010,524							12,449,612							13,825,170
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Value Index
Accumulated Value			$ 10,000							$ 9,769								$ 11,011							$ 12,450							$ 13,825
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI ex USA Small Cap Index
Accumulated Value								$ 100,000								$ 103,908							$ 136,791							$ 111,896						$ 136,981					$ 156,490				$ 176,714		$ 141,422	$ 163,567	$ 169,059	$ 218,526
Russell 2000 Growth C000215235 Index [Member]
Account Value [Line Items]
Accumulated Value							$ 100,000		$ 107,685								$ 144,979							$ 149,089							$ 109,793						$ 130,279					$ 150,021				$ 169,543